INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of deferred tax

The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at September 30, 2017 and December 31, 2016 as follows:

	September 30, 2017	December 31, 2016

Deferred tax assets:
Net operating losses	$21,032	$19,057

Total deferred tax assets	21,032	19,057
Less: valuation allowance	(21,032)	(19,057)
Deferred tax assets, net	$-	$-

Reconciliation of Effective Income Tax Rate
Reconciliation of Effective Income Tax Rate
	For the Nine Months Ended September 30, 2017		For the Nine Months Ended September 30, 2016

Statutory U.S. tax rate	34.00%		34.00%
Less: valuation allowance	(34.00%	)	(34.00%	)
Effective income tax rate	0%		0%